Risk Management - Components of Equity, Loans and Borrowings, and Other Current Liabilities, Net of Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Risk Management
Equity	$ 39,431	$ 66,944	$ 52,728	$ 41,701
Current liabilities	608	556	969
TOTAL LIABILITIES AND EQUITY	40,039	67,500	53,697
Cash and cash equivalents	(1,098)	(339)	(398)	$ (630)
Short-term investments		(2,500)	(2,500)
Equity and liabilities, net of cash, cash equivalents, and short term investments	$ 38,941	$ 64,661	$ 50,799